Fair Value Measurements - Schedule of Fair Value Changes by Income Statement Location (Details) - Marketwise, LLC - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total change in fair value of Class B Units			$ (598,533)	$ (49,796)	$ (456,457)	$ 3,003	$ (5,734)
Common Class B
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total change in fair value of Class B Units	$ 46,989	$ 72,486	598,533	49,796
Cost of revenue | Common Class B
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total change in fair value of Class B Units	10,446	13,848	112,389	9,885
Sales and marketing | Common Class B
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total change in fair value of Class B Units	840	1,022	8,263	1,022
General and administrative | Common Class B
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total change in fair value of Class B Units	$ 35,703	$ 57,616	$ 477,881	$ 38,889